Pay vs Performance Disclosure		12 Months Ended
		Dec. 31, 2025 USD ($)		Dec. 31, 2024 USD ($)		Dec. 31, 2023 USD ($)		Dec. 31, 2022 USD ($)		Dec. 31, 2021 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance

Year	Summary Compensa- tion Table Total for PEO (Elfers)	Summary Compensa- tion Table Total for PEO (Umair)	Compensa- tion Actually Paid to PEO (Elfers)	Compensa- tion Actually Paid to PEO (Umair)	Average Summary Compensa- tion Table Total for Non- PEO NEOs	Average Compensa- tion Actually Paid to Non-PEO NEOs	Value of Initial Fixed $100 Investment Based on:		Net Income (or Loss)	Adjusted Operating Income (or Loss)
							Company Total Shareholder Return (TSR)	Peer Group(1) Total Shareholder Return (TSR)
2025	—	$1,715,000	—	$1,108,520(2)	$1,089,721	$736,990(3)	$5	$117	$(88,263,000)	$(52,589,000)
2024	$4,209,993	$1,886,449	$4,458,802(4)	$1,544,049(5)	$1,479,740	$612,033(6)	$13	$123	$(57,819,000)	$52,720,000
2023	$1,250,781	—	($8,013,379)(7)	—	$1,207,359	($236,030)(8)	$29	$129	($154,541,000)	($32,490,000)
2022	$1,244,770	—	($2,916,093)(9)	—	$1,318,682	$765,963(10)	$59	$99	($1,138,000)	$7,055,000
2021	$11,831,132	—	$22,052,386(11)	—	$3,182,697	$3,583,291(12)	$96	$113	$187,171,000	$288,567,000

Notes to the Pay Versus Performance Table

(1)	Reflects the total shareholder return indexed to $100 for the Peer Group as disclosed on page 15.
(2)	The amount shown consists of the following: (i) total compensation reported in fiscal 2025, $1,715,000, plus TRSUs granted in fiscal 2025 with a year-end value of $644,800, plus PRSUs granted in fiscal 2025 with a year-end value of $103,781, less the grant date value of all equity awards granted in fiscal 2025, $1,025,225; (ii) PRSUs granted on November 1, 2024 which decreased in value during fiscal 2025 in the amount of $307,204; (iii) TRSUs granted March 24, 2025 which vested May 29, 2025 with a vest date value of $77,636 and (iv) TRSUs granted on November 1, 2024 which decreased in value during fiscal 2025 prior to the vest date in the amount of $100,268.
(3)	For fiscal 2025 the non-PEO NEOs consisted of: Claudia Lima-Guinehut, John Szczepanski and Jared Shure (“Fiscal 2025 Non-PEO NEOs”). The amount shown consists of the following (in each case, as average values for the Fiscal 2025 Non-PEO NEOs): (i) total compensation reported in fiscal 2025, $1,089,721, less the grant date value of all equity awards granted in fiscal 2025, $548,245; (ii) TRSUs granted in fiscal 2025 with a fiscal year-end value of $376,540 and PRSUs granted in fiscal 2025 with a fiscal year-end value of $44,461; (iii) unvested TRSUs which decreased in value during fiscal 2025 in the amount of $4,817 and unvested PRSUs which decreased in value during fiscal 2025 in the amount of $196,180, PRSUs granted in prior years that were forfeited during fiscal 2025 in the amount of $391,600 (iv) TRSUs vested in fiscal 2025 which decreased in value during fiscal 2025 prior to the vest date in the amount of $13,304 and PRSUs vested in fiscal 2025 which decreased in value during fiscal 2025 prior to the vest date in the amount of $11,186.
(4)	The amount shown consists of the following: (i) total compensation reported in fiscal 2024, $4,209,993, less the grant date value of all equity awards granted in fiscal 2024, $0; (ii) TRSUs granted on May 17, 2021 which decreased in value during fiscal 2024 in the amount of $183,056 (forfeited); and (iii) PRSUs granted on March 18, 2021 which decreased in value during fiscal 2024 prior to the vest date in the amount of $849,353.
(5)	The amount shown consists of the following: (i) total compensation reported in fiscal 2024, $1,886,449, less the grant date value of all equity awards granted in fiscal 2024, $1,125,600; and (ii) TRSUs granted in fiscal 2024 with a fiscal year-end value of $261,070 and PRSUs granted in fiscal 2024 with a fiscal year-end value of $522,130.
(6)	For fiscal 2024 the non-PEO NEOs consisted of: Claudia Lima-Guinehut, Jared Shure, Laura Lentini, Sheamus Toal and Maegan Markee (“Fiscal 2024 Non-PEO NEOs”). The amount shown consists of the following (in each case, as average values for the Fiscal 2024 Non-PEO NEOs): (i) total compensation reported in fiscal 2024, $1,479,740, less the grant date value of all equity awards granted in fiscal 2024, $281,400; (ii) TRSUs granted in fiscal 2024 with a fiscal year-end value of $65,268 and PRSUs granted in fiscal 2024 with a fiscal year-end value of $130,532; (iii) unvested TRSUs which decreased in value during fiscal 2024 in the amount of $17,581 and unvested PRSUs which decreased in value during fiscal 2024 in the amount of $35,273, TRSUs granted in prior years that were forfeited during fiscal 2024 in the amount of $300,057 and PRSUs granted in prior years that were forfeited during fiscal 2024 in the amount of $314,767 (iv) TRSUs vested in fiscal 2024 which decreased in value during fiscal 2024 prior to the vest date in the amount of $77,743 and PRSUs vested in fiscal 2024 which decreased in value during fiscal 2024 prior to the vest date in the amount of $36,686.
(7)	The amount shown consists of the following: (i) total compensation reported in fiscal 2023, $1,250,781, less the grant date value of all equity awards granted in fiscal 2023, $0 (as previously disclosed in our 2023 proxy statement, in light of the Company’s financial results in fiscal 2023, and in order to further align her interests with those of our shareholders, our CEO has, for the second year in a row, declined to accept an LTIP equity award for fiscal 2023); (ii) TRSUs granted on May 17, 2021 which decreased in value during fiscal 2023 in the amount of $190,073 and PRSUs granted on March 18, 2021 which decreased in value during fiscal 2023 in the amount of $6,528,882; (iii) TRSUs granted on May 17, 2021 which decreased in value during fiscal 2023 prior to the vest date in the amount of $155,634; (iv) TRSUs granted on May 29, 2020, which decreased in value during fiscal 2023 prior to the vest date in the amount of $1,092,737, and PRSUs granted on June 5, 2020, which decreased in value during fiscal 2023 prior to the vest date in the amount of $1,296,834.
(8)	For fiscal 2023 the non-PEO NEOs consisted of: Maegan Markee, Sheamus Toal, Jared Shure and Claudia Lima-Guinehut (“Fiscal 2023 Non-PEO NEOs”). The amount shown consists of the following (in each case, as average values for the Fiscal 2023 Non-PEO NEOs): (i) total compensation reported in fiscal 2023, $1,207,359, less the grant date value of all equity awards granted in fiscal 2023, $719,845; (ii) TRSUs granted in fiscal 2023 with a fiscal year-end value of $365,251 and PRSUs granted in fiscal 2023 with a fiscal year-end value of $365,251; (iii) unvested TRSUs which decreased in value during fiscal 2023 in the amount of $412,838 and unvested PRSUs which decreased in value during fiscal 2023 in the amount of $861,841 (iv) TRSUs vested in fiscal 2023 which decreased in value during fiscal 2023 prior to the vest date in the amount of $179,365 and no PRSUs vested in fiscal 2023.
(9)	The amount shown consists of the following: (i) total compensation reported in fiscal 2022, $1,244,770, less the grant date value of all equity awards granted in fiscal 2022, $0 (as previously disclosed in our 2023 proxy statement, in light of the Company’s financial results in fiscal 2022, and in order to further align her interests with those of our shareholders, our CEO has, for the second year in a row, declined to accept an LTIP equity award for fiscal 2023); (ii) TRSUs granted on May 29, 2020 which decreased in value during fiscal 2022 in the amount of $1,074,325 and PRSUs granted on June 5, 2020 which decreased in value during fiscal 2022 in the amount of $3,828,033; (iii) TRSUs granted on May 17, 2021 which decreased in value during fiscal 2022 in the amount of $459,340 and PRSUs granted on March 18, 2021 which increased in value during fiscal 2022 in the amount of $2,309,667; (iv) TRSUs vested on May 17, 2022 which decreased in value during fiscal 2022 prior to the vest date in the amount of $189,858 and TRSUs vested on May 31, 2022 which decreased in value during fiscal 2022 prior to the vest date in the amount of $918,974.
(10)	For fiscal 2022 the non-PEO NEOs consisted of: Sheamus Toal, Claudia Lima-Guinehut, Jared Shure and Robert Helm (“Fiscal 2022 Non-PEO NEOs”). The amount shown consists of the following (in each case, as average values for the Fiscal 2022 Non-PEO NEOs): (i) total compensation reported in fiscal 2022, $1,318,682, less the grant date value of all equity awards granted in fiscal 2022, $925,024; (ii) TRSUs granted in fiscal 2022 with a fiscal year-end value of $775,993 and PRSUs granted in fiscal 2021 with a fiscal year-end value of $223,188; (iii) unvested TRSUs which decreased in value during fiscal 2022 in the amount of $373,697 and unvested PRSUs which decreased in value during fiscal 2022 in the amount of $113,738; (iv) TRSUs vested in fiscal 2022 which decreased in value during fiscal 2022 prior to the vest date in the amount of $121,347 and PRSUs vested in fiscal 2022 which decreased in value during fiscal 2022 prior to the vest date in the amount of $18,096.
(11)	The amount shown consists of the following: (i) total compensation reported in fiscal 2021, $11,831,132, less the grant date value of all equity awards granted in fiscal 2021, $7,069,367; (ii) TRSUs granted on May 17, 2021 with a fiscal year-end value of $1,808,195 and PRSUs granted on March 18, 2021 with a fiscal year-end value of $4,219,215; (iii) TRSUs granted on May 29, 2020 which decreased in value during fiscal 2021 in the amount of $242,555 and PRSUs granted on June 5, 2020 which increased in value during fiscal 2021 in the amount of $8,094,391; (iv) PRSUs vested on June 25, 2021 which increased in value during fiscal 2021 prior to the vest date in the amount of $2,529,626 and TRSUs vested on June 1, 2021 which increased in value during fiscal 2021 prior to the vest date in the amount of $881,751.
(12)	For fiscal 2021 the non-PEO NEOs consisted of: Leah Swan, Robert Helm, Bradley Cost and Claudia Lima-Guinehut (“Fiscal 2021 Non-PEO NEOs”). The amount shown consists of the following (in each case, as average values for the Fiscal 2021 Non-PEO NEOs): (i) total compensation reported in fiscal 2021, $3,182,697, less the grant date value of all equity awards granted in fiscal 2021, $1,750,038; (ii) TRSUs granted in fiscal 2021 with a fiscal year-end value of $988,520 and PRSUs granted in fiscal 2021 with a fiscal year-end value of $695,014; (iii) unvested TRSUs which decreased in value during fiscal 2021 in the amount of $76,301 and unvested PRSUs which increased in value during fiscal 2021 in the amount of $351,196; (iv) TRSUs vested in fiscal 2021 which increased in value during fiscal 2021 prior to the vest date in the amount of $192,204.

Company Selected Measure Name		Adjusted Operating Income
Named Executive Officers, Footnote		Claudia Lima-Guinehut, John Szczepanski and Jared Shure		Claudia Lima-Guinehut, Jared Shure, Laura Lentini, Sheamus Toal and Maegan Markee		Maegan Markee, Sheamus Toal, Jared Shure and Claudia Lima-Guinehut		Sheamus Toal, Claudia Lima-Guinehut, Jared Shure and Robert Helm		Leah Swan, Robert Helm, Bradley Cost and Claudia Lima-Guinehut
Adjustment To PEO Compensation, Footnote		(2)The amount shown consists of the following: (i) total compensation reported in fiscal 2025, $1,715,000, plus TRSUs granted in fiscal 2025 with a year-end value of $644,800, plus PRSUs granted in fiscal 2025 with a year-end value of $103,781, less the grant date value of all equity awards granted in fiscal 2025, $1,025,225; (ii) PRSUs granted on November 1, 2024 which decreased in value during fiscal 2025 in the amount of $307,204; (iii) TRSUs granted March 24, 2025 which vested May 29, 2025 with a vest date value of $77,636 and (iv) TRSUs granted on November 1, 2024 which decreased in value during fiscal 2025 prior to the vest date in the amount of $100,268.(4)The amount shown consists of the following: (i) total compensation reported in fiscal 2024, $4,209,993, less the grant date value of all equity awards granted in fiscal 2024, $0; (ii) TRSUs granted on May 17, 2021 which decreased in value during fiscal 2024 in the amount of $183,056 (forfeited); and (iii) PRSUs granted on March 18, 2021 which decreased in value during fiscal 2024 prior to the vest date in the amount of $849,353.(5)The amount shown consists of the following: (i) total compensation reported in fiscal 2024, $1,886,449, less the grant date value of all equity awards granted in fiscal 2024, $1,125,600; and (ii) TRSUs granted in fiscal 2024 with a fiscal year-end value of $261,070 and PRSUs granted in fiscal 2024 with a fiscal year-end value of $522,130.(7)The amount shown consists of the following: (i) total compensation reported in fiscal 2023, $1,250,781, less the grant date value of all equity awards granted in fiscal 2023, $0 (as previously disclosed in our 2023 proxy statement, in light of the Company’s financial results in fiscal 2023, and in order to further align her interests with those of our shareholders, our CEO has, for the second year in a row, declined to accept an LTIP equity award for fiscal 2023); (ii) TRSUs granted on May 17, 2021 which decreased in value during fiscal 2023 in the amount of $190,073 and PRSUs granted on March 18, 2021 which decreased in value during fiscal 2023 in the amount of $6,528,882; (iii) TRSUs granted on May 17, 2021 which decreased in value during fiscal 2023 prior to the vest date in the amount of $155,634; (iv) TRSUs granted on May 29, 2020, which decreased in value during fiscal 2023 prior to the vest date in the amount of $1,092,737, and PRSUs granted on June 5, 2020, which decreased in value during fiscal 2023 prior to the vest date in the amount of $1,296,834.(9)The amount shown consists of the following: (i) total compensation reported in fiscal 2022, $1,244,770, less the grant date value of all equity awards granted in fiscal 2022, $0 (as previously disclosed in our 2023 proxy statement, in light of the Company’s financial results in fiscal 2022, and in order to further align her interests with those of our shareholders, our CEO has, for the second year in a row, declined to accept an LTIP equity award for fiscal 2023); (ii) TRSUs granted on May 29, 2020 which decreased in value during fiscal 2022 in the amount of $1,074,325 and PRSUs granted on June 5, 2020 which decreased in value during fiscal 2022 in the amount of $3,828,033; (iii) TRSUs granted on May 17, 2021 which decreased in value during fiscal 2022 in the amount of $459,340 and PRSUs granted on March 18, 2021 which increased in value during fiscal 2022 in the amount of $2,309,667; (iv) TRSUs vested on May 17, 2022 which decreased in value during fiscal 2022 prior to the vest date in the amount of $189,858 and TRSUs vested on May 31, 2022 which decreased in value during fiscal 2022 prior to the vest date in the amount of $918,974.(11)The amount shown consists of the following: (i) total compensation reported in fiscal 2021, $11,831,132, less the grant date value of all equity awards granted in fiscal 2021, $7,069,367; (ii) TRSUs granted on May 17, 2021 with a fiscal year-end value of $1,808,195 and PRSUs granted on March 18, 2021 with a fiscal year-end value of $4,219,215; (iii) TRSUs granted on May 29, 2020 which decreased in value during fiscal 2021 in the amount of $242,555 and PRSUs granted on June 5, 2020 which increased in value during fiscal 2021 in the amount of $8,094,391; (iv) PRSUs vested on June 25, 2021 which increased in value during fiscal 2021 prior to the vest date in the amount of $2,529,626 and TRSUs vested on June 1, 2021 which increased in value during fiscal 2021 prior to the vest date in the amount of $881,751.
Non-PEO NEO Average Total Compensation Amount		$ 1,089,721		$ 1,479,740		$ 1,207,359		$ 1,318,682		$ 3,182,697
Non-PEO NEO Average Compensation Actually Paid Amount		$ 736,990	[1]	612,033	[2]	(236,030)	[3]	765,963	[4]	3,583,291	[5]
Adjustment to Non-PEO NEO Compensation Footnote	(3)For fiscal 2025 the non-PEO NEOs consisted of: Claudia Lima-Guinehut, John Szczepanski and Jared Shure (“Fiscal 2025 Non-PEO NEOs”). The amount shown consists of the following (in each case, as average values for the Fiscal 2025 Non-PEO NEOs): (i) total compensation reported in fiscal 2025, $1,089,721, less the grant date value of all equity awards granted in fiscal 2025, $548,245; (ii) TRSUs granted in fiscal 2025 with a fiscal year-end value of $376,540 and PRSUs granted in fiscal 2025 with a fiscal year-end value of $44,461; (iii) unvested TRSUs which decreased in value during fiscal 2025 in the amount of $4,817 and unvested PRSUs which decreased in value during fiscal 2025 in the amount of $196,180, PRSUs granted in prior years that were forfeited during fiscal 2025 in the amount of $391,600 (iv) TRSUs vested in fiscal 2025 which decreased in value during fiscal 2025 prior to the vest date in the amount of $13,304 and PRSUs vested in fiscal 2025 which decreased in value during fiscal 2025 prior to the vest date in the amount of $11,186.(6)For fiscal 2024 the non-PEO NEOs consisted of: Claudia Lima-Guinehut, Jared Shure, Laura Lentini, Sheamus Toal and Maegan Markee (“Fiscal 2024 Non-PEO NEOs”). The amount shown consists of the following (in each case, as average values for the Fiscal 2024 Non-PEO NEOs): (i) total compensation reported in fiscal 2024, $1,479,740, less the grant date value of all equity awards granted in fiscal 2024, $281,400; (ii) TRSUs granted in fiscal 2024 with a fiscal year-end value of $65,268 and PRSUs granted in fiscal 2024 with a fiscal year-end value of $130,532; (iii) unvested TRSUs which decreased in value during fiscal 2024 in the amount of $17,581 and unvested PRSUs which decreased in value during fiscal 2024 in the amount of $35,273, TRSUs granted in prior years that were forfeited during fiscal 2024 in the amount of $300,057 and PRSUs granted in prior years that were forfeited during fiscal 2024 in the amount of $314,767 (iv) TRSUs vested in fiscal 2024 which decreased in value during fiscal 2024 prior to the vest date in the amount of $77,743 and PRSUs vested in fiscal 2024 which decreased in value during fiscal 2024 prior to the vest date in the amount of $36,686.(8)For fiscal 2023 the non-PEO NEOs consisted of: Maegan Markee, Sheamus Toal, Jared Shure and Claudia Lima-Guinehut (“Fiscal 2023 Non-PEO NEOs”). The amount shown consists of the following (in each case, as average values for the Fiscal 2023 Non-PEO NEOs): (i) total compensation reported in fiscal 2023, $1,207,359, less the grant date value of all equity awards granted in fiscal 2023, $719,845; (ii) TRSUs granted in fiscal 2023 with a fiscal year-end value of $365,251 and PRSUs granted in fiscal 2023 with a fiscal year-end value of $365,251; (iii) unvested TRSUs which decreased in value during fiscal 2023 in the amount of $412,838 and unvested PRSUs which decreased in value during fiscal 2023 in the amount of $861,841 (iv) TRSUs vested in fiscal 2023 which decreased in value during fiscal 2023 prior to the vest date in the amount of $179,365 and no PRSUs vested in fiscal 2023.(10)For fiscal 2022 the non-PEO NEOs consisted of: Sheamus Toal, Claudia Lima-Guinehut, Jared Shure and Robert Helm (“Fiscal 2022 Non-PEO NEOs”). The amount shown consists of the following (in each case, as average values for the Fiscal 2022 Non-PEO NEOs): (i) total compensation reported in fiscal 2022, $1,318,682, less the grant date value of all equity awards granted in fiscal 2022, $925,024; (ii) TRSUs granted in fiscal 2022 with a fiscal year-end value of $775,993 and PRSUs granted in fiscal 2021 with a fiscal year-end value of $223,188; (iii) unvested TRSUs which decreased in value during fiscal 2022 in the amount of $373,697 and unvested PRSUs which decreased in value during fiscal 2022 in the amount of $113,738; (iv) TRSUs vested in fiscal 2022 which decreased in value during fiscal 2022 prior to the vest date in the amount of $121,347 and PRSUs vested in fiscal 2022 which decreased in value during fiscal 2022 prior to the vest date in the amount of $18,096.
(12)	For fiscal 2021 the non-PEO NEOs consisted of: Leah Swan, Robert Helm, Bradley Cost and Claudia Lima-Guinehut (“Fiscal 2021 Non-PEO NEOs”). The amount shown consists of the following (in each case, as average values for the Fiscal 2021 Non-PEO NEOs): (i) total compensation reported in fiscal 2021, $3,182,697, less the grant date value of all equity awards granted in fiscal 2021, $1,750,038; (ii) TRSUs granted in fiscal 2021 with a fiscal year-end value of $988,520 and PRSUs granted in fiscal 2021 with a fiscal year-end value of $695,014; (iii) unvested TRSUs which decreased in value during fiscal 2021 in the amount of $76,301 and unvested PRSUs which increased in value during fiscal 2021 in the amount of $351,196; (iv) TRSUs vested in fiscal 2021 which increased in value during fiscal 2021 prior to the vest date in the amount of $192,204.

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
Company-Selected Financial Performance Measures
Net Income
Adjusted Operating Income
Adjusted Free Cash Flow

Total Shareholder Return Amount		$ 5		13		29		59		96
Peer Group Total Shareholder Return Amount	[6]	117		123		129		99		113
Net Income (Loss)		$ (88,263,000)		$ (57,819,000)		$ (154,541,000)		$ (1,138,000)		$ 187,171,000
Company Selected Measure Amount		(52,589,000)		52,720,000		(32,490,000)		7,055,000		288,567,000
Measure:: 1
Pay vs Performance Disclosure
Name		Net Income
Measure:: 2
Pay vs Performance Disclosure
Name		Adjusted Operating Income
Measure:: 3
Pay vs Performance Disclosure
Name		Adjusted Free Cash Flow
Jane Elfers [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount				$ 4,209,993		$ 1,250,781		$ 1,244,770		$ 11,831,132
PEO Actually Paid Compensation Amount				4,458,802	[7]	(8,013,379)	[8]	(2,916,093)	[9]	22,052,386	[10]
Muhammed Umair [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount		1,715,000		1,886,449
PEO Actually Paid Compensation Amount		1,108,520	[11]	1,544,049	[12]
PEO | Jane Elfers [Member] | Grant Date Value of All Equity Awards Granted [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0		0		0		(7,069,367)
PEO | Jane Elfers [Member] | TRSU granted on May 17, 2021 [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(183,056)		(190,073)		(459,340)		1,808,195
PEO | Jane Elfers [Member] | PRSU granted on March 18, 2021 [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(849,353)		(6,528,882)		2,309,667		4,219,215
PEO | Jane Elfers [Member] | TRSU granted on May 17, 2021 Pior to Vest Date [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						(155,634)
PEO | Jane Elfers [Member] | TRSU granted on May 29, 2020 [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						(1,092,737)		(1,074,325)		(242,555)
PEO | Jane Elfers [Member] | PRSU granted on June 5, 2020 [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						(1,296,834)		(3,828,033)		8,094,391
PEO | Jane Elfers [Member] | TRSU vested on May 17, 2022 [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount								(189,858)
PEO | Jane Elfers [Member] | TRSU vested on May 31, 2022 [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount								(918,974)
PEO | Jane Elfers [Member] | PRSU vested on June 25, 2021 [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount										2,529,626
PEO | Jane Elfers [Member] | TRSU vested on June 1, 2021 [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount										881,751
PEO | Muhammed Umair [Member] | TRSU granted [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		644,800		261,070
PEO | Muhammed Umair [Member] | PRSU granted [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		103,781		522,130
PEO | Muhammed Umair [Member] | Grant Date Value of All Equity Awards Granted [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(1,025,225)		(1,125,600)
PEO | Muhammed Umair [Member] | PRSU granted on November 1, 2024 [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(307,204)
PEO | Muhammed Umair [Member] | Vested TRSU [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		77,636
PEO | Muhammed Umair [Member] | TRSU granted on November 1, 2024 [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(100,268)
Non-PEO NEO | TRSU granted [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		376,540		65,268		365,251		775,993		988,520
Non-PEO NEO | PRSU granted [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		44,461		130,532		365,251		223,188		695,014
Non-PEO NEO | Grant Date Value of All Equity Awards Granted [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(548,245)		(281,400)		(719,845)		(925,024)		(1,750,038)
Non-PEO NEO | Vested TRSU [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(13,304)		(77,743)		(179,365)		(121,347)		192,204
Non-PEO NEO | Unvested TRSU [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(4,817)		(17,581)		(412,838)		(373,697)		(76,301)
Non-PEO NEO | Unvested PRSU [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(196,180)		(35,273)		$ (861,841)		(113,738)		$ 351,196
Non-PEO NEO | PRSU forfeited [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		391,600		314,767
Non-PEO NEO | Vested PRSU [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ (11,186)		(36,686)				$ (18,096)
Non-PEO NEO | TRSU forfeited [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				$ 300,057

[1]	For fiscal 2025 the non-PEO NEOs consisted of: Claudia Lima-Guinehut, John Szczepanski and Jared Shure (“Fiscal 2025 Non-PEO NEOs”). The amount shown consists of the following (in each case, as average values for the Fiscal 2025 Non-PEO NEOs): (i) total compensation reported in fiscal 2025, $1,089,721, less the grant date value of all equity awards granted in fiscal 2025, $548,245; (ii) TRSUs granted in fiscal 2025 with a fiscal year-end value of $376,540 and PRSUs granted in fiscal 2025 with a fiscal year-end value of $44,461; (iii) unvested TRSUs which decreased in value during fiscal 2025 in the amount of $4,817 and unvested PRSUs which decreased in value during fiscal 2025 in the amount of $196,180, PRSUs granted in prior years that were forfeited during fiscal 2025 in the amount of $391,600 (iv) TRSUs vested in fiscal 2025 which decreased in value during fiscal 2025 prior to the vest date in the amount of $13,304 and PRSUs vested in fiscal 2025 which decreased in value during fiscal 2025 prior to the vest date in the amount of $11,186.
[2]	For fiscal 2024 the non-PEO NEOs consisted of: Claudia Lima-Guinehut, Jared Shure, Laura Lentini, Sheamus Toal and Maegan Markee (“Fiscal 2024 Non-PEO NEOs”). The amount shown consists of the following (in each case, as average values for the Fiscal 2024 Non-PEO NEOs): (i) total compensation reported in fiscal 2024, $1,479,740, less the grant date value of all equity awards granted in fiscal 2024, $281,400; (ii) TRSUs granted in fiscal 2024 with a fiscal year-end value of $65,268 and PRSUs granted in fiscal 2024 with a fiscal year-end value of $130,532; (iii) unvested TRSUs which decreased in value during fiscal 2024 in the amount of $17,581 and unvested PRSUs which decreased in value during fiscal 2024 in the amount of $35,273, TRSUs granted in prior years that were forfeited during fiscal 2024 in the amount of $300,057 and PRSUs granted in prior years that were forfeited during fiscal 2024 in the amount of $314,767 (iv) TRSUs vested in fiscal 2024 which decreased in value during fiscal 2024 prior to the vest date in the amount of $77,743 and PRSUs vested in fiscal 2024 which decreased in value during fiscal 2024 prior to the vest date in the amount of $36,686.
[3]	For fiscal 2023 the non-PEO NEOs consisted of: Maegan Markee, Sheamus Toal, Jared Shure and Claudia Lima-Guinehut (“Fiscal 2023 Non-PEO NEOs”). The amount shown consists of the following (in each case, as average values for the Fiscal 2023 Non-PEO NEOs): (i) total compensation reported in fiscal 2023, $1,207,359, less the grant date value of all equity awards granted in fiscal 2023, $719,845; (ii) TRSUs granted in fiscal 2023 with a fiscal year-end value of $365,251 and PRSUs granted in fiscal 2023 with a fiscal year-end value of $365,251; (iii) unvested TRSUs which decreased in value during fiscal 2023 in the amount of $412,838 and unvested PRSUs which decreased in value during fiscal 2023 in the amount of $861,841 (iv) TRSUs vested in fiscal 2023 which decreased in value during fiscal 2023 prior to the vest date in the amount of $179,365 and no PRSUs vested in fiscal 2023.
[4]	For fiscal 2022 the non-PEO NEOs consisted of: Sheamus Toal, Claudia Lima-Guinehut, Jared Shure and Robert Helm (“Fiscal 2022 Non-PEO NEOs”). The amount shown consists of the following (in each case, as average values for the Fiscal 2022 Non-PEO NEOs): (i) total compensation reported in fiscal 2022, $1,318,682, less the grant date value of all equity awards granted in fiscal 2022, $925,024; (ii) TRSUs granted in fiscal 2022 with a fiscal year-end value of $775,993 and PRSUs granted in fiscal 2021 with a fiscal year-end value of $223,188; (iii) unvested TRSUs which decreased in value during fiscal 2022 in the amount of $373,697 and unvested PRSUs which decreased in value during fiscal 2022 in the amount of $113,738; (iv) TRSUs vested in fiscal 2022 which decreased in value during fiscal 2022 prior to the vest date in the amount of $121,347 and PRSUs vested in fiscal 2022 which decreased in value during fiscal 2022 prior to the vest date in the amount of $18,096.
[5]	For fiscal 2021 the non-PEO NEOs consisted of: Leah Swan, Robert Helm, Bradley Cost and Claudia Lima-Guinehut (“Fiscal 2021 Non-PEO NEOs”). The amount shown consists of the following (in each case, as average values for the Fiscal 2021 Non-PEO NEOs): (i) total compensation reported in fiscal 2021, $3,182,697, less the grant date value of all equity awards granted in fiscal 2021, $1,750,038; (ii) TRSUs granted in fiscal 2021 with a fiscal year-end value of $988,520 and PRSUs granted in fiscal 2021 with a fiscal year-end value of $695,014; (iii) unvested TRSUs which decreased in value during fiscal 2021 in the amount of $76,301 and unvested PRSUs which increased in value during fiscal 2021 in the amount of $351,196; (iv) TRSUs vested in fiscal 2021 which increased in value during fiscal 2021 prior to the vest date in the amount of $192,204.
[6]	Reflects the total shareholder return indexed to $100 for the Peer Group as disclosed on page 15.
[7]	The amount shown consists of the following: (i) total compensation reported in fiscal 2024, $4,209,993, less the grant date value of all equity awards granted in fiscal 2024, $0; (ii) TRSUs granted on May 17, 2021 which decreased in value during fiscal 2024 in the amount of $183,056 (forfeited); and (iii) PRSUs granted on March 18, 2021 which decreased in value during fiscal 2024 prior to the vest date in the amount of $849,353.
[8]	The amount shown consists of the following: (i) total compensation reported in fiscal 2023, $1,250,781, less the grant date value of all equity awards granted in fiscal 2023, $0 (as previously disclosed in our 2023 proxy statement, in light of the Company’s financial results in fiscal 2023, and in order to further align her interests with those of our shareholders, our CEO has, for the second year in a row, declined to accept an LTIP equity award for fiscal 2023); (ii) TRSUs granted on May 17, 2021 which decreased in value during fiscal 2023 in the amount of $190,073 and PRSUs granted on March 18, 2021 which decreased in value during fiscal 2023 in the amount of $6,528,882; (iii) TRSUs granted on May 17, 2021 which decreased in value during fiscal 2023 prior to the vest date in the amount of $155,634; (iv) TRSUs granted on May 29, 2020, which decreased in value during fiscal 2023 prior to the vest date in the amount of $1,092,737, and PRSUs granted on June 5, 2020, which decreased in value during fiscal 2023 prior to the vest date in the amount of $1,296,834.
[9]	The amount shown consists of the following: (i) total compensation reported in fiscal 2022, $1,244,770, less the grant date value of all equity awards granted in fiscal 2022, $0 (as previously disclosed in our 2023 proxy statement, in light of the Company’s financial results in fiscal 2022, and in order to further align her interests with those of our shareholders, our CEO has, for the second year in a row, declined to accept an LTIP equity award for fiscal 2023); (ii) TRSUs granted on May 29, 2020 which decreased in value during fiscal 2022 in the amount of $1,074,325 and PRSUs granted on June 5, 2020 which decreased in value during fiscal 2022 in the amount of $3,828,033; (iii) TRSUs granted on May 17, 2021 which decreased in value during fiscal 2022 in the amount of $459,340 and PRSUs granted on March 18, 2021 which increased in value during fiscal 2022 in the amount of $2,309,667; (iv) TRSUs vested on May 17, 2022 which decreased in value during fiscal 2022 prior to the vest date in the amount of $189,858 and TRSUs vested on May 31, 2022 which decreased in value during fiscal 2022 prior to the vest date in the amount of $918,974.
[10]	The amount shown consists of the following: (i) total compensation reported in fiscal 2021, $11,831,132, less the grant date value of all equity awards granted in fiscal 2021, $7,069,367; (ii) TRSUs granted on May 17, 2021 with a fiscal year-end value of $1,808,195 and PRSUs granted on March 18, 2021 with a fiscal year-end value of $4,219,215; (iii) TRSUs granted on May 29, 2020 which decreased in value during fiscal 2021 in the amount of $242,555 and PRSUs granted on June 5, 2020 which increased in value during fiscal 2021 in the amount of $8,094,391; (iv) PRSUs vested on June 25, 2021 which increased in value during fiscal 2021 prior to the vest date in the amount of $2,529,626 and TRSUs vested on June 1, 2021 which increased in value during fiscal 2021 prior to the vest date in the amount of $881,751.
[11]	The amount shown consists of the following: (i) total compensation reported in fiscal 2025, $1,715,000, plus TRSUs granted in fiscal 2025 with a year-end value of $644,800, plus PRSUs granted in fiscal 2025 with a year-end value of $103,781, less the grant date value of all equity awards granted in fiscal 2025, $1,025,225; (ii) PRSUs granted on November 1, 2024 which decreased in value during fiscal 2025 in the amount of $307,204; (iii) TRSUs granted March 24, 2025 which vested May 29, 2025 with a vest date value of $77,636 and (iv) TRSUs granted on November 1, 2024 which decreased in value during fiscal 2025 prior to the vest date in the amount of $100,268.
[12]	The amount shown consists of the following: (i) total compensation reported in fiscal 2024, $1,886,449, less the grant date value of all equity awards granted in fiscal 2024, $1,125,600; and (ii) TRSUs granted in fiscal 2024 with a fiscal year-end value of $261,070 and PRSUs granted in fiscal 2024 with a fiscal year-end value of $522,130.